INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Abstract]
Total current	$ 0
Total deferred	0
Income tax expense (benefit)	$ 0	$ 0